IMPAIRMENT LOSS (Details) $ in Millions	6 Months Ended
Jun. 30, 2014 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of vessels impaired | vessel	3
Impairment charges	$ 56.2
Front Opalia [Member]
Property, Plant and Equipment [Line Items]
Impairment charges	18.5
Front Commerce [Member]
Property, Plant and Equipment [Line Items]
Impairment charges	17.0
Front Comanche [Member]
Property, Plant and Equipment [Line Items]
Impairment charges	$ 20.7
Front Opalia, Front Commerce and Front Comanche [Member]
Property, Plant and Equipment [Line Items]
Percentage probablity of lease termination	75.00%
Vessels Assigned Lease Termination Scenario | vessel	3
Ship Finance Leased Vessels [Member] | Ship Finance International Limited [Member]
Property, Plant and Equipment [Line Items]
Number of vessels impaired | vessel	3